Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of loan portfolio composition - CLP ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Commercial loans
Assets before allowances		$ 34,339,893,000		$ 32,671,515,000
ECL allowance	[1]	1,036,793,000		896,095,000
Net Assets		33,303,100,000		31,775,420,000
Stage 1 [Member]
Commercial loans
Assets before allowances		30,216,324,000		29,041,636,000
ECL allowance	[1]	194,422,000		133,269,000
Stage 2 [Member]
Commercial loans
Assets before allowances		2,447,273,000		1,995,733,000
ECL allowance	[1]	149,940,000		121,261,000
Stage 3 [Member]
Commercial loans
Assets before allowances		1,676,296,000		1,634,146,000
ECL allowance	[1]	692,431,000		641,565,000
Commercial Loans [Member]
Commercial loans
Assets before allowances		16,987,189,000		15,862,325,000		$ 15,217,460,000	[2]
ECL allowance		645,072,000	[1]	506,569,000	[1]	508,190,000	[2]
Net Assets		16,342,117,000		15,355,756,000
Commercial Loans [Member] | Interbank Loans [Member]
Commercial loans
Assets before allowances		18,930,000		14,852,000
ECL allowance	[1]	1,000		1,000
Net Assets		18,929,000		14,851,000
Commercial Loans [Member] | Commercial Loans [Member]
Commercial loans
Assets before allowances		13,490,618,000		11,708,187,000
ECL allowance	[1]	498,146,000		384,124,000
Net Assets		12,992,472,000		11,324,063,000
Commercial Loans [Member] | Foreign Trade Loans [Member]
Commercial loans
Assets before allowances		1,239,271,000		1,713,633,000
ECL allowance	[1]	41,261,000		28,387,000
Net Assets		1,198,010,000		1,685,246,000
Commercial Loans [Member] | Checking Accounts Debtors [Member]
Commercial loans
Assets before allowances		125,610,000		196,893,000
ECL allowance	[1]	11,602,000		11,900,000
Net Assets		114,008,000		184,993,000
Commercial Loans [Member] | Factoring Transactions [Member]
Commercial loans
Assets before allowances		497,679,000		489,400,000
ECL allowance	[1]	4,129,000		3,296,000
Net Assets		493,550,000		486,104,000
Commercial Loans [Member] | Student Loans [Member]
Commercial loans
Assets before allowances		63,380,000		71,273,000
ECL allowance	[1]	8,798,000		9,319,000
Net Assets		54,582,000		61,954,000
Commercial Loans [Member] | Leasing Transactions [Member]
Commercial loans
Assets before allowances				1,424,862,000
ECL allowance	[1]	59,687,000		44,645,000
Net Assets		1,295,470,000		1,380,217,000
Commercial Loans [Member] | Other Loans And Account Receivable [Member]
Commercial loans
Assets before allowances		196,544		243,225,000
ECL allowance	[1]	21,448,000		24,897,000
Net Assets		175,096,000		218,328,000
Commercial Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances				13,802,623,000
ECL allowance	[1]	80,532,000		57,427,000
Commercial Loans [Member] | Stage 1 [Member] | Interbank Loans [Member]
Commercial loans
Assets before allowances		18,930,000		14,852,000
ECL allowance	[1]	1,000		1,000
Commercial Loans [Member] | Stage 1 [Member] | Commercial Loans [Member]
Commercial loans
Assets before allowances		11,453,377,000		10,179,002,000
ECL allowance	[1]	60,987,000		41,296,000
Commercial Loans [Member] | Stage 1 [Member] | Foreign Trade Loans [Member]
Commercial loans
Assets before allowances		979,014,000		1,519,757,000
ECL allowance	[1]	5,323,000		4,113,000
Commercial Loans [Member] | Stage 1 [Member] | Checking Accounts Debtors [Member]
Commercial loans
Assets before allowances		92,789,000		166,771,000
ECL allowance	[1]	1,253,000		1,492,000
Commercial Loans [Member] | Stage 1 [Member] | Factoring Transactions [Member]
Commercial loans
Assets before allowances		486,587,000		478,465,000
ECL allowance	[1]	1,397,000		1,158,000
Commercial Loans [Member] | Stage 1 [Member] | Student Loans [Member]
Commercial loans
Assets before allowances		49,768,000		57,206,000
ECL allowance	[1]	1,551,000		1,774,000
Commercial Loans [Member] | Stage 1 [Member] | Leasing Transactions [Member]
Commercial loans
Assets before allowances				1,184,765,000
ECL allowance	[1]	7,377,000		5,415,000
Commercial Loans [Member] | Stage 1 [Member] | Other Loans And Account Receivable [Member]
Commercial loans
Assets before allowances		163,035		201,805,000
ECL allowance	[1]	2,643,000		2,178,000
Commercial Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances				1,245,067,000
ECL allowance	[1]	109,767,000		55,944,000
Commercial Loans [Member] | Stage 2 [Member] | Interbank Loans [Member]
Commercial loans
Assets before allowances
ECL allowance	[1]
Commercial Loans [Member] | Stage 2 [Member] | Commercial Loans [Member]
Commercial loans
Assets before allowances		1,285,770,000		870,028,000
ECL allowance	[1]	87,295,000		41,734,000
Commercial Loans [Member] | Stage 2 [Member] | Foreign Trade Loans [Member]
Commercial loans
Assets before allowances		221,074,000		155,324,000
ECL allowance	[1]	2,786,000		705,000
Commercial Loans [Member] | Stage 2 [Member] | Checking Accounts Debtors [Member]
Commercial loans
Assets before allowances		21,315,000		16,108,000
ECL allowance	[1]	1,524,000		764,000
Commercial Loans [Member] | Stage 2 [Member] | Factoring Transactions [Member]
Commercial loans
Assets before allowances		7,207,000		7,946,000
ECL allowance	[1]	387,000		234,000
Commercial Loans [Member] | Stage 2 [Member] | Student Loans [Member]
Commercial loans
Assets before allowances		4,905,000		5,942,000
ECL allowance	[1]	714,000		1,950,000
Commercial Loans [Member] | Stage 2 [Member] | Leasing Transactions [Member]
Commercial loans
Assets before allowances		267,062		178,556,000
ECL allowance	[1]	14,934,000		8,270,000
Commercial Loans [Member] | Stage 2 [Member] | Other Loans And Account Receivable [Member]
Commercial loans
Assets before allowances		10,973		11,163,000
ECL allowance	[1]	2,127,000		2,287,000
Commercial Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		910,085		814,635,000
ECL allowance	[1]	454,773,000		393,198,000
Commercial Loans [Member] | Stage 3 [Member] | Interbank Loans [Member]
Commercial loans
Assets before allowances
ECL allowance	[1]
Commercial Loans [Member] | Stage 3 [Member] | Commercial Loans [Member]
Commercial loans
Assets before allowances		751,471,000		659,157,000
ECL allowance	[1]	349,864,000		301,094,000
Commercial Loans [Member] | Stage 3 [Member] | Foreign Trade Loans [Member]
Commercial loans
Assets before allowances		39,183,000		38,552,000
ECL allowance	[1]	33,152,000		23,569,000
Commercial Loans [Member] | Stage 3 [Member] | Checking Accounts Debtors [Member]
Commercial loans
Assets before allowances		11,506,000		14,014,000
ECL allowance	[1]	8,825,000		9,644,000
Commercial Loans [Member] | Stage 3 [Member] | Factoring Transactions [Member]
Commercial loans
Assets before allowances		3,885,000		2,989,000
ECL allowance	[1]	2,345,000		1,904,000
Commercial Loans [Member] | Stage 3 [Member] | Student Loans [Member]
Commercial loans
Assets before allowances		8,707,000		8,125,000
ECL allowance	[1]	6,533,000		5,595,000
Commercial Loans [Member] | Stage 3 [Member] | Leasing Transactions [Member]
Commercial loans
Assets before allowances		72,797		61,541,000
ECL allowance	[1]	37,376,000		30,960,000
Commercial Loans [Member] | Stage 3 [Member] | Other Loans And Account Receivable [Member]
Commercial loans
Assets before allowances		22,536		30,257,000
ECL allowance	[1]	16,678,000		20,432,000
Mortgage loans [Member]
Commercial loans
Assets before allowances		12,411,825,000		11,262,995,000		10,150,981,000
ECL allowance		112,522,000	[1]	101,059,000	[1]	$ 91,270,000
Net Assets		12,299,303,000		11,161,936,000
Mortgage loans [Member] | Loans With Mortgage Finance Bonds [Member]
Commercial loans
Assets before allowances		7,809,000		12,298,000
ECL allowance	[1]	84,000		137,000
Net Assets		7,725,000		12,161,000
Mortgage loans [Member] | Endorsable Mortgage Mutual Loans [Member]
Commercial loans
Assets before allowances		92,960,000		100,152,000
ECL allowance	[1]	758,000		816,000
Net Assets		92,202,000		99,336,000
Mortgage loans [Member] | Other Mortgage Mutual Loans [Member]
Commercial loans
Assets before allowances		12,311,056,000		11,150,545,000
ECL allowance	[1]	111,680,000		100,106,000
Net Assets		12,199,376,000		11,050,439,000
Mortgage loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		11,518,363,000		10,275,966,000
ECL allowance	[1]	25,065,000		8,446,000
Mortgage loans [Member] | Stage 1 [Member] | Loans With Mortgage Finance Bonds [Member]
Commercial loans
Assets before allowances		6,859,000		10,774,000
ECL allowance	[1]	16,000		13,000
Mortgage loans [Member] | Stage 1 [Member] | Endorsable Mortgage Mutual Loans [Member]
Commercial loans
Assets before allowances		86,786,000		92,792,000
ECL allowance	[1]	221,000		72,000
Mortgage loans [Member] | Stage 1 [Member] | Other Mortgage Mutual Loans [Member]
Commercial loans
Assets before allowances		11,424,718,000		10,172,400,000
ECL allowance	[1]	24,828,000		8,361,000
Mortgage loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		392,372,000		457,948,000
ECL allowance	[1]	8,441,000		14,509,000
Mortgage loans [Member] | Stage 2 [Member] | Loans With Mortgage Finance Bonds [Member]
Commercial loans
Assets before allowances		546,000		744,000
ECL allowance	[1]	11,000		21,000
Mortgage loans [Member] | Stage 2 [Member] | Endorsable Mortgage Mutual Loans [Member]
Commercial loans
Assets before allowances		2,463,000		2,819,000
ECL allowance	[1]	63,000		103,000
Mortgage loans [Member] | Stage 2 [Member] | Other Mortgage Mutual Loans [Member]
Commercial loans
Assets before allowances		389,363,000		454,385,000
ECL allowance	[1]	8,367,000		14,385,000
Mortgage loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		501,090,000		529,081,000
ECL allowance	[1]	79,016,000		78,104,000
Mortgage loans [Member] | Stage 3 [Member] | Loans With Mortgage Finance Bonds [Member]
Commercial loans
Assets before allowances		404,000		780,000
ECL allowance	[1]	57,000		103,000
Mortgage loans [Member] | Stage 3 [Member] | Endorsable Mortgage Mutual Loans [Member]
Commercial loans
Assets before allowances		3,711,000		4,541,000
ECL allowance	[1]	474,000		641,000
Mortgage loans [Member] | Stage 3 [Member] | Other Mortgage Mutual Loans [Member]
Commercial loans
Assets before allowances		496,975,000		523,760,000
ECL allowance	[1]	78,485,000		77,360,000
Consumer loans [Member]
Commercial loans
Assets before allowances		4,940,879,000		5,546,195,000
ECL allowance	[1]	279,199,000		288,467,000
Net Assets		4,661,680,000		5,257,728,000
Consumer loans [Member] | Leasing Transactions [Member]
Commercial loans
Assets before allowances		3,121,000		3,952,000
ECL allowance	[1]	67,000		122,000
Net Assets		3,054,000		3,830,000
Consumer loans [Member] | Installment Consumer Loans [Member]
Commercial loans
Assets before allowances		3,688,592,000		3,917,536,000
ECL allowance	[1]	255,516,000		255,061,000
Net Assets		3,433,076,000		3,662,475,000
Consumer loans [Member] | Credit Card Balances [Member]
Commercial loans
Assets before allowances		1,125,908,000		1,377,710,000
ECL allowance	[1]	19,959,000		27,337,000
Net Assets		1,105,949,000		1,350,373,000
Consumer loans [Member] | Other Consumer Loans [Member]
Commercial loans
Assets before allowances		123,258,000		246,997,000
ECL allowance	[1]	3,657,000		5,947,000
Net Assets		119,601,000		241,050,000
Consumer loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		4,439,163,000		4,963,047,000
ECL allowance	[1]	88,825,000		67,396,000
Consumer loans [Member] | Stage 1 [Member] | Leasing Transactions [Member]
Commercial loans
Assets before allowances		2,956,000		3,569,000
ECL allowance	[1]	29,000		56,000
Consumer loans [Member] | Stage 1 [Member] | Installment Consumer Loans [Member]
Commercial loans
Assets before allowances		3,221,617,000		3,378,489,000
ECL allowance	[1]	76,140,000		51,289,000
Consumer loans [Member] | Stage 1 [Member] | Credit Card Balances [Member]
Commercial loans
Assets before allowances		1,097,680,000		1,341,734,000
ECL allowance	[1]	10,781,000		12,507,000
Consumer loans [Member] | Stage 1 [Member] | Other Consumer Loans [Member]
Commercial loans
Assets before allowances		116,910,000		239,255,000
ECL allowance	[1]	1,875,000		3,544,000
Consumer loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		236,595,000		292,718,000
ECL allowance	[1]	31,732,000		50,808,000
Consumer loans [Member] | Stage 2 [Member] | Leasing Transactions [Member]
Commercial loans
Assets before allowances		139,000		303,000
ECL allowance	[1]	22,000		30,000
Consumer loans [Member] | Stage 2 [Member] | Installment Consumer Loans [Member]
Commercial loans
Assets before allowances		211,348,000		270,347,000
ECL allowance	[1]	26,737,000		45,102,000
Consumer loans [Member] | Stage 2 [Member] | Credit Card Balances [Member]
Commercial loans
Assets before allowances		20,380,000		17,668,000
ECL allowance	[1]	4,141,000		4,894,000
Consumer loans [Member] | Stage 2 [Member] | Other Consumer Loans [Member]
Commercial loans
Assets before allowances		4,728,000		4,400,000
ECL allowance	[1]	832,000		782,000
Consumer loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		265,121,000		290,430,000
ECL allowance	[1]	158,642,000		170,263,000
Consumer loans [Member] | Stage 3 [Member] | Leasing Transactions [Member]
Commercial loans
Assets before allowances		26,000		80,000
ECL allowance	[1]	16,000		36,000
Consumer loans [Member] | Stage 3 [Member] | Installment Consumer Loans [Member]
Commercial loans
Assets before allowances		255,627,000		268,700,000
ECL allowance	[1]	152,639,000		158,670,000
Consumer loans [Member] | Stage 3 [Member] | Credit Card Balances [Member]
Commercial loans
Assets before allowances		7,848,000		18,308,000
ECL allowance	[1]	5,037,000		9,936,000
Consumer loans [Member] | Stage 3 [Member] | Other Consumer Loans [Member]
Commercial loans
Assets before allowances		1,620,000		3,342,000
ECL allowance	[1]	$ 950,000		$ 1,621,000

[1]	Include overlays for an amount of MCh$59,000. See Note 37.
[2]	Include loans and ECL balances of the acquired Santander Consumer Chile S.A.